Investments (Invested Assets on Deposit, Held In Trust and Pledged as Collateral) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Investments, Debt and Equity Securities [Abstract]
Invested assets on deposit (regulatory deposits) (1)	$ 9,437	$ 2,153
Invested assets held in trust (collateral financing arrangements and reinsurance agreements)	10,069	11,004
Invested assets pledged as collateral	25,996	23,770
Total invested assets on deposit, held in trust and pledged as collateral	$ 45,502	$ 36,927